Equity Compensation Plan - Additional Information (Detail) - USD ($)																							1 Months Ended	12 Months Ended
	Jan. 15, 2028	Sep. 18, 2027	Sep. 12, 2027	Jan. 15, 2027	Sep. 18, 2026	Sep. 16, 2026	Sep. 12, 2026	Apr. 23, 2026	Jan. 15, 2026	Dec. 08, 2025	Sep. 18, 2025	Sep. 16, 2025	Sep. 12, 2025	Apr. 23, 2025	Feb. 21, 2025	Dec. 08, 2024	Sep. 16, 2024	Apr. 23, 2024	Feb. 21, 2024	Dec. 08, 2023	May 24, 2023	Feb. 21, 2023	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 25, 2025	Feb. 28, 2024	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																					449,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value																					$ 3.11
Dividends, total																							$ 0		$ 0	$ 0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value																								$ 5,679,637	$ 3,069,490	$ 3,599,860
Share-based compensation arrangement by share-based payment award, equity instruments other than options, aggregate intrinsic value, outstanding																								$ 0.6
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number																						125,000					125,000
Share based compensation arrangement by share based payment award options acquired number																											125,000	125,000
Share based compensation arrangement by share based payment award options acquired value																											$ 356,250	$ 356,250
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price																	$ 6.89	$ 6.01		$ 6.43		$ 2.85
Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																	100,000	123,000		299,000		250,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value																	$ 3.62	$ 3.22		$ 3.39		$ 1.47
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																								6 months
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage										50.00%					50.00%	50.00%	50.00%	50.00%	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																	53.02%	52.11%		51.44%		50.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																	5 years 9 months	5 years 9 months		5 years 9 months		5 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																	3.39%	4.53%		4.17%		4.06%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																				Dec. 08, 2033
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																								386,000	274,500	125,000
Share-based compensation arrangement by share-based payment award, options, vested, number of shares																								95,004
Share-based compensation arrangement by share-based payment award, options, exercises in period																								125,000	125,000	250,000
Measurement Input, Option Volatility [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term																	6 years	6 years		6 years		6 years
Non Vested Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period											185,500		165,800				300,000	525,247				284,000		351,300	825,247	1,566,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value											$ 7.11		$ 7.3				$ 6.89	$ 6.01				$ 2.85		$ 7.2	$ 6.33	$ 4.83
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																								761,424	1,383,747	1,117,000			171,872
Non Vested Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																				833,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value																				$ 6.43
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage										50.00%		50.00%		50.00%	50.00%	50.00%			50.00%
Non Vested Restricted Stock [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period									331,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value									$ 7.89
Non Vested Restricted Stock [Member] | Subsequent Event [Member] | Share-Based Payment Arrangement, Employee [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Non Vested Restricted Stock [Member] | General and Administrative Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Allocated share-based compensation expense, total																								$ 662,396	$ 1,131,051	$ 317,349
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																								$ 2,582,504
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																								1 year 1 month 6 days
Restricted Stock [Member] | General and Administrative Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Allocated share-based compensation expense, total																								$ 4,304,854	$ 6,195,757	$ 2,272,057
The Plan Member
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Common stock, reserved percentage																									10.00%
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																								2,699,612
2007 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																								922,000
Stock option 2015 plan [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																								100,000
Stock option 2015 plan [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																								651,300